SCHEDULE OF VALUATION ALLOWANCE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Valuation allowance at beginning of year
Addition	673,857
Valuation allowance at end of year	$ 673,857